Label	Element	Value
MFS® Mid Cap Growth Fund
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Supplement [Text Block]	ck0000063068_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Growth Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Mid Cap Growth Fund
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MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of November 30, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Growth Index was between $423 million and $22.2 billion.